Annual Total Returns - Fidelity Freedom® 2050 Fund [BarChart] - 03.31 Fidelity Freedom Funds Retail Combo PRO-15 - Fidelity Freedom® 2050 Fund - Fidelity Freedom 2050 Fund - Retail Class	Jul. 13, 2021
Bar Chart Table:
Annual Return 2011	(5.57%)
Annual Return 2012	15.06%
Annual Return 2013	21.87%
Annual Return 2014	5.78%
Annual Return 2015	(0.24%)
Annual Return 2016	8.63%
Annual Return 2017	22.28%
Annual Return 2018	(8.92%)
Annual Return 2019	25.33%
Annual Return 2020	18.18%